Debentures - Summary Of Changes In Debentures Based on Face Value (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	₩ 69,125,279	₩ 67,563,024
Changes In Debentures Based On Face Value [Abstract]
Issues	83,727,747	107,645,124
Repayments	(83,683,272)	(106,631,213)
Others	291,200	548,344
Ending	69,460,954	69,125,279
Structured debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	710	910
Changes In Debentures Based On Face Value [Abstract]
Issues	90,000	0
Repayments	(70)	(200)
Others	0	0
Ending	90,640	710
Exchangeable bonds
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	240,000	240,000
Changes In Debentures Based On Face Value [Abstract]
Issues	0	0
Repayments	0	0
Others	0	0
Ending	240,000	240,000
Subordinated fixed rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	5,354,890	6,241,957
Changes In Debentures Based On Face Value [Abstract]
Issues	0	286,000
Repayments	(900,920)	(1,173,067)
Others	0	0
Ending	4,453,970	5,354,890
Fixed rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	45,424,094	44,124,235
Changes In Debentures Based On Face Value [Abstract]
Issues	74,530,666	96,782,415
Repayments	(74,330,633)	(95,482,556)
Others	0	0
Ending	45,624,127	45,424,094
Floating rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	5,455,000	6,893,782
Changes In Debentures Based On Face Value [Abstract]
Issues	4,470,000	5,350,000
Repayments	(4,515,000)	(6,788,782)
Others	0	0
Ending	5,410,000	5,455,000
Debentures in Korean won
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	56,474,694	57,500,884
Changes In Debentures Based On Face Value [Abstract]
Issues	79,090,666	102,418,415
Repayments	(79,746,623)	(103,444,605)
Others	0	0
Ending	55,818,737	56,474,694
Floating rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	2,168,341	2,749,174
Changes In Debentures Based On Face Value [Abstract]
Issues	1,673,645	1,286,016
Repayments	(1,349,020)	(2,072,615)
Others	39,955	205,766
Ending	2,532,921	2,168,341
Fixed rate debentures
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	10,482,244	7,312,966
Changes In Debentures Based On Face Value [Abstract]
Issues	2,963,436	3,940,693
Repayments	(2,587,629)	(1,113,993)
Others	251,245	342,578
Ending	11,109,296	10,482,244
Debentures in foreign currencies
Reconciliation Of Changes In Debentures Based On Face Value [Abstract]
Beginning	12,650,585	10,062,140
Changes In Debentures Based On Face Value [Abstract]
Issues	4,637,081	5,226,709
Repayments	(3,936,649)	(3,186,608)
Others	291,200	548,344
Ending	₩ 13,642,217	₩ 12,650,585